VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—32.8%
Communication Services—2.3%
Altice USA, Inc. Class A(1)	1,691	$46
Anterix, Inc.(1)	242	10
Bandwidth, Inc. Class A(1)	85	12
Cable One, Inc.	6	11
Cargurus, Inc.(1)	439	13
Cellnex Telecom SA 144A(2)	541	34
Charter Communications, Inc. Class A(1)	288	167
Comcast Corp. Class A	3,713	159
Elisa OYJ	548	33
Infrastrutture Wireless Italiane SpA 144A(2)	3,297	33
Liberty Broadband Corp. Class A(1)	88	12
Liberty Broadband Corp. Class C(1)	86	12
Match Group, Inc.(1)	104	11
NetEase, Inc. ADR	114	52
New York Times Co. (The) Class A	255	12
Nintendo Co. Ltd.	100	44
Scout24 AG 144A(2)	421	36
Spotify Technology SA(1)	41	10
Take-Two Interactive Software, Inc.(1)	78	13
TechTarget, Inc.(1)	358	13
Vodafone Group PLC	71,634	108
Zynga, Inc. Class A(1)	1,124	11
		852

Consumer Discretionary—3.3%
Aptiv PLC	993	77
Burlington Stores, Inc.(1)	328	62
Carnival PLC	9,817	106
Chegg, Inc.(1)	161	13
Chipotle Mexican Grill, Inc.(1)	10	12
Cie Generale des Etablissements Michelin SCA	753	78
Columbia Sportswear Co.	135	10
Deckers Outdoor Corp.(1)	55	12
Delivery Hero SE 144A(1)(2)	304	35
Dorman Products, Inc.(1)	161	13
EssilorLuxottica SA(1)	261	35
Ferrari NV	198	35
Flutter Entertainment PLC	256	39
Fox Factory Holding Corp.(1)	132	12
Garmin Ltd.	112	11
Gentex Corp.	417	11
Grand Canyon Education, Inc.(1)	119	11
Hermes International	40	32
Industria de Diseno Textil SA	1,313	35
Just Eat Takeaway.com NV 144A(1)(2)	323	35
Kering SA	62	35
Lululemon Athletica, Inc.(1)	37	12
LVMH Moet Hennessy Louis Vuitton SE	77	33
	Shares	Value

Consumer Discretionary—continued
Peugeot SA(1)	10,074	$162
Pool Corp.	40	13
Porsche Automobil Holding SE	585	33
Strategic Education, Inc.	70	9
Tiffany & Co.	89	11
Toyota Motor Corp.	1,300	76
Tractor Supply Co.	82	12
Vivint Smart Home, Inc.(1)	653	10
Volkswagen AG(1)	507	75
Wingstop, Inc.	79	12
Winmark Corp.	64	10
Yum China Holdings, Inc.	220	11
		1,188

Consumer Staples—1.9%
Beiersdorf AG	317	38
BellRing Brands, Inc. Class A(1)	571	11
Boston Beer Co., Inc. (The) Class A(1)	20	16
Brown-Forman Corp. Class B	170	12
Calavo Growers, Inc.	175	10
Cal-Maine Foods, Inc.(1)	244	11
Carrefour SA	7,531	120
Church & Dwight Co., Inc.	140	13
Clorox Co. (The)	49	11
Constellation Brands, Inc. Class A	387	69
Danone SA	505	34
Flowers Foods, Inc.	484	11
Freshpet, Inc.(1)	132	13
Heineken NV	366	35
Hershey Co. (The)	84	12
Hormel Foods Corp.	222	11
J&J Snack Foods Corp.	86	11
John B Sanfilippo & Son, Inc.	129	11
Kerry Group PLC Class A	286	38
Lancaster Colony Corp.	71	11
L’Oreal SA	107	36
McCormick & Co., Inc.	60	12
National Beverage Corp.(1)	176	11
Pernod Ricard SA	217	37
Remy Cointreau SA	242	39
Sanderson Farms, Inc.	92	10
Tootsie Roll Industries, Inc.	320	10
Unilever NV	657	39
WD-40 Co.	54	11
		703

Energy—0.6%
BP PLC	30,775	111
Koninklijke Vopak NV	633	34
Reliance Industries Ltd.	2,193	61
		206

Financials—2.7%
Aon PLC Class A	430	88
Arch Capital Group Ltd.(1)	2,322	71
AXA SA	1,722	34
	Shares	Value

Financials—continued
Banco Santander SA(1)	63,841	$136
Brown & Brown, Inc.	696	32
Credicorp Ltd.	364	46
Gallagher (Arthur J.) & Co.	852	92
Intesa Sanpaolo SpA(1)	73,121	147
Marsh & McLennan Cos., Inc.	765	89
Standard Chartered PLC	5,930	30
UniCredit SpA(1)	15,451	141
Willis Towers Watson PLC	422	89
		995

Health Care—4.3%
10X Genomics, Inc. Class A(1)	127	13
ABIOMED, Inc.(1)	45	14
ACADIA Pharmaceuticals, Inc.(1)	223	9
Acceleron Pharma, Inc. (1)	112	11
Agilent Technologies, Inc.	123	12
Agios Pharmaceuticals, Inc.(1)	203	9
Alexion Pharmaceuticals, Inc.(1)	97	10
Allakos, Inc.(1)	148	11
Allogene Therapeutics, Inc.(1)	257	9
Alnylam Pharmaceuticals, Inc.(1)	73	11
Amedisys, Inc.(1)	54	13
Arena Pharmaceuticals, Inc.(1)	171	11
AtriCure, Inc.(1)	242	10
Atrion Corp.	17	11
Axonics Modulation Technologies, Inc.(1)	312	13
BioMarin Pharmaceutical, Inc.(1)	88	11
BioMerieux	229	37
Bio-Rad Laboratories, Inc. Class A(1)	25	13
Bio-Techne Corp.	42	12
Cardiovascular Systems, Inc.(1)	347	11
Carl Zeiss Meditec AG(1)	339	35
Cerner Corp.	158	11
Chemed Corp.	24	12
Codexis, Inc.(1)	969	11
Cooper Cos., Inc. (The)	40	11
Corcept Therapeutics, Inc.(1)	642	10
CryoPort, Inc.(1)	372	12
Deciphera Pharmaceuticals, Inc.(1)	184	9
DiaSorin SpA	171	33
Eagle Pharmaceuticals Inc.(1)	224	10
Eidos Therapeutics, Inc.(1)	240	10
Enanta Pharmaceuticals, Inc.(1)	219	10
Exelixis, Inc.(1)	473	11
Galapagos NV(1)	175	32
See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
($ reported in thousands)
	Shares	Value

Health Care—continued
Global Blood Therapeutics, Inc.(1)	162	$11
Globus Medical, Inc. Class A(1)	227	11
Grifols SA	1,157	34
Guardant Health, Inc.(1)	134	11
Haemonetics Corp.(1)	122	11
Halozyme Therapeutics, Inc.(1)	416	11
HealthStream, Inc.(1)	501	11
HMS Holdings Corp.(1)	341	11
ICU Medical, Inc.(1)	60	11
IDEXX Laboratories, Inc.(1)	33	13
Immunovant, Inc.(1)	422	10
Incyte Corp.(1)	105	10
Inspire Medical Systems, Inc.(1)	127	13
Insulet Corp.(1)	57	12
Ionis Pharmaceuticals, Inc.(1)	181	10
iRhythm Technologies, Inc.(1)	94	12
Koninklijke Philips NV(1)	724	37
Krystal Biotech, Inc.(1)	260	11
Kura Oncology, Inc.(1)	648	11
LeMaitre Vascular, Inc.	414	12
LHC Group, Inc.(1)	62	12
Livongo Health, Inc.(1)	150	19
Luminex Corp.	357	13
Madrigal Pharmaceuticals, Inc.(1)	105	11
Masimo Corp.(1)	49	11
Merck & Co., Inc.	876	70
Mesa Laboratories, Inc.	51	12
Mettler-Toledo International, Inc.(1)	14	13
Mirati Therapeutics, Inc.(1)	94	11
MyoKardia, Inc.(1)	111	10
Neogen Corp.(1)	143	11
Neurocrine Biosciences, Inc.(1)	86	10
Nevro Corp.(1)	91	12
Novocure Ltd.(1)	186	14
Orion Oyj Class B	697	30
OrthoPediatrics Corp.(1)	246	10
Oyster Point Pharma, Inc.(1)	377	8
Penumbra, Inc.(1)	62	14
PerkinElmer, Inc.	112	13
Principia Biopharma, Inc.(1)	191	16
Quidel Corp.(1)	51	14
Repligen Corp.(1)	90	14
ResMed, Inc.	57	12
Rhythm Pharmaceuticals, Inc.(1)	493	9
Sanofi	338	35
Sartorius AG	97	37
Sartorius Stedim Biotech	127	40
Seattle Genetics, Inc.(1)	65	11
Shockwave Medical, Inc.(1)	232	11
Simulations Plus, Inc.	184	13
STAAR Surgical Co.(1)	175	10
STERIS PLC	72	12
	Shares	Value

Health Care—continued
Tactile Systems Technology, Inc.(1)	260	$11
Tandem Diabetes Care, Inc.(1)	122	13
Teladoc Health, Inc.(1)	57	14
Teleflex, Inc.	30	11
Thermo Fisher Scientific, Inc.	191	79
Turning Point Therapeutics, Inc.(1)	168	10
UCB SA	287	37
United Therapeutics Corp.(1)	90	10
Varian Medical Systems, Inc.(1)	89	13
Veeva Systems, Inc. Class A(1)	47	12
Veracyte, Inc.(1)	440	16
Viking Therapeutics, Inc.(1)	1,481	10
Waters Corp.(1)	60	13
West Pharmaceutical Services, Inc.	49	13
Y-mAbs Therapeutics, Inc.(1)	235	8
		1,549

Industrials—7.5%
A.O. Smith Corp.	231	11
AAON, Inc.	200	12
Acuity Brands Inc.	274	27
Advanced Disposal Services, Inc.(1)	358	11
AeroVironment, Inc.(1)	137	10
Allegion PLC	1,633	162
AMETEK, Inc.	122	11
Assa Abloy AB Class B	5,936	130
Bouygues SA(1)	3,183	112
Brady Corp. Class A	230	11
C.H. Robinson Worldwide, Inc.	138	13
Carrier Global Corp.	1,396	38
Cie de Saint-Gobain(1)	2,473	91
Cintas Corp.	41	12
Copart, Inc.(1)	954	89
CoStar Group, Inc.(1)	16	14
CSW Industrials, Inc.	157	10
Daikin Industries Ltd.	700	122
Donaldson Co., Inc.	234	11
Encore Wire Corp.	221	11
Ennis, Inc.	607	11
Equifax, Inc.	745	121
Experian PLC	3,319	116
Exponent, Inc.	136	11
Fastenal Co.	256	12
Graco, Inc.	226	12
Heartland Express, Inc.	525	11
HEICO Corp.	107	10
HEICO Corp. Class A	131	10
Hubbell, Inc.	335	45
IDEX Corp.	70	12
IHS Markit Ltd.	148	12
Johnson Controls International PLC	1,002	39
	Shares	Value

Industrials—continued
Kingspan Group PLC	781	$56
Kingspan Group PLC	500	36
Kone OYJ Class B	1,656	131
Landstar System, Inc.	97	12
Legrand SA	443	34
Lennox International, Inc.	192	51
Lincoln Electric Holdings, Inc.	130	12
Mercury Systems, Inc.(1)	138	11
MSC Industrial Direct Co., Inc. Class A	151	10
National Presto Industries, Inc.	126	11
Nordson Corp.	58	11
Old Dominion Freight Line, Inc.	65	12
Otis Worldwide Corp.	2,107	132
Proto Labs, Inc.(1)	94	11
Raven Industries, Inc.	514	11
Republic Services, Inc.	133	12
Robert Half International, Inc.	207	11
Rollins, Inc.	258	14
Safran SA(3)(4)	246	26
Schindler Holding AG	343	86
Schneider Electric SE	1,060	123
Schneider National, Inc. Class B	446	11
Signify NV 144A(1)(2)	1,611	48
Simpson Manufacturing Co., Inc.	130	13
Teledyne Technologies, Inc.(1)	35	11
Teleperformance	137	40
Toro Co. (The)	162	12
Trane Technologies PLC	1,217	136
TransUnion	1,345	120
Trex Co., Inc.(1)	84	12
UniFirst Corp.	61	11
Union Pacific Corp.	401	70
Verisk Analytics, Inc.	65	12
Vicor Corp.(1)	150	12
Watsco, Inc.	252	59
Wolters Kluwer NV	435	34
		2,744

Information Technology—6.5%
Acacia Communications, Inc.(1)	158	11
Adyen NV 144A(1)(2)	22	37
Akamai Technologies, Inc.(1)	102	12
Alarm.com Holdings, Inc.(1)	169	12
Ambarella, Inc.(1)	242	11
Amdocs Ltd.	179	11
Amphenol Corp. Class A	113	12
ANSYS, Inc.(1)	38	12
Appfolio, Inc. Class A(1)	67	9
ASML Holding NV	89	31
Aspen Technology, Inc.(1)	104	10
Avalara, Inc.(1)	80	11
Badger Meter, Inc.	176	11
See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
($ reported in thousands)
	Shares	Value

Information Technology—continued
Black Knight, Inc.(1)	150	$11
Blackline, Inc.(1)	130	12
Booz Allen Hamilton Holding Corp.	142	12
Broadcom, Inc.	335	106
Broadridge Financial Solutions, Inc.	85	11
Cadence Design Systems, Inc.(1)	114	12
Capgemini SE	313	40
Citrix Systems, Inc.	74	11
Cloudflare, Inc. Class A(1)	306	13
Cognex Corp.	183	12
Crowdstrike Holdings, Inc. Class A(1)	110	12
Dassault Systemes SE	197	36
Datadog, Inc. Class A(1)	128	12
DocuSign, Inc.(1)	63	14
Dolby Laboratories, Inc. Class A	163	11
DSP Group, Inc.(1)	687	10
EPAM Systems, Inc.(1)	44	13
F5 Networks, Inc.(1)	78	11
Fair Isaac Corp.(1)	26	11
Fastly, Inc. Class A(1)	138	13
Five9, Inc.(1)	100	12
Grid Dynamics Holdings, Inc.(1)	1,656	11
Guidewire Software, Inc.(1)	98	12
Infineon Technologies AG	4,672	116
IPG Photonics Corp.(1)	68	12
Jack Henry & Associates, Inc.	59	11
LiveRamp Holdings, Inc.(1)	254	12
LogMeIn, Inc.	126	11
Lumentum Holdings, Inc.(1)	1,192	111
Manhattan Associates, Inc.(1)	114	11
Maxim Integrated Products, Inc.	180	12
MAXIMUS, Inc.	151	11
MediaTek, Inc.	5,000	120
Micron Technology, Inc.(1)	2,597	130
Mitek Systems, Inc.(1)	1,160	12
Monolithic Power Systems, Inc.	47	12
Murata Manufacturing Co. Ltd.	2,300	144
National Instruments Corp.	283	10
NIC, Inc.	469	10
Okta, Inc.(1)	54	12
Pegasystems, Inc.	110	13
Power Integrations, Inc.	93	11
PTC, Inc.(1)	141	12
Qorvo, Inc.(1)	827	106
QUALCOMM, Inc.	1,013	107
Qualys, Inc.(1)	107	13
RingCentral, Inc. Class A(1)	40	12
Samsung Electronics Co. Ltd.	2,866	139
	Shares	Value

Information Technology—continued
SK Hynix, Inc.	1,755	$122
Skyworks Solutions, Inc.	793	115
Smartsheet, Inc. Class A(1)	216	10
SPS Commerce, Inc.(1)	144	11
Synopsys, Inc.(1)	57	11
Teradyne, Inc.	130	12
Twilio Inc. Class A(1)	51	14
Tyler Technologies, Inc.(1)	32	11
Universal Display Corp.	73	13
Varonis Systems, Inc.(1)	122	13
VeriSign, Inc.(1)	53	11
VirnetX Holding Corp.	1,693	9
Visa, Inc. Class A	346	66
Win Semiconductors Corp.	9,000	97
Worldline SA 144A(1)(2)	391	34
Xilinx, Inc.	117	13
Zscaler, Inc.(1)	102	13
		2,353

Materials—3.2%
Air Liquide SA	232	38
Akzo Nobel NV	373	35
Albemarle Corp.	921	76
Anglo American PLC	6,069	149
AptarGroup, Inc.	98	11
ArcelorMittal SA(1)	10,045	111
Balchem Corp.	114	11
BHP Group PLC	5,297	115
Fuchs Petrolub SE	826	36
Glencore PLC	34,837	80
Johnson Matthey PLC	4,086	120
Koninklijke DSM NV	244	37
LG Chem Ltd.	177	84
NewMarket Corp.	27	10
Novagold Resources, Inc.(1)	1,220	11
Rio Tinto PLC	1,916	116
Royal Gold, Inc.	89	13
Symrise AG	288	36
Umicore SA	1,710	80
		1,169

Real Estate—0.4%
Alexandria Real Estate Equities, Inc.	402	71
Rexford Industrial Realty, Inc.	1,659	78
		149

Utilities—0.1%
Red Electrica Corp. SA	1,812	35
Total Common Stocks (Identified Cost $10,683)		11,943

	Shares	Value

Purchased Options—0.8%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $439)		$296

Total Long-Term Investments—33.6% (Identified Cost $11,122)		12,239

Short-Term Investment—41.0%
Money Market Mutual Fund—41.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.070%)(5)	14,902,090	14,902
Total Short-Term Investment (Identified Cost $14,902)		14,902

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—74.6% (Identified Cost $26,024)		27,141

Written Options—(0.7)%
(See open written options schedule)
Total Written Options (Premiums received $401)		(267)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—73.9% (Identified Cost $25,623)		$26,874
Other assets and liabilities, net—26.1%		9,500
NET ASSETS—100.0%		$36,374

Abbreviations:
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
QTR	Quarterly
TERM	Payment Frequency at Termination

See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities amounted to a value of $292 or 0.8% of net assets.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(4)	Non-tradable security.
(5)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Counterparties:
BNP	BNP Paribas
CITI	Citibank
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
ML	Merrill Lynch
Soc Gen	Societe Generale

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
CNY	China Yuan
EUR	Euro
GBP	United Kingdom Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
Country Weightings†
United States	75%
France	5
United Kingdom	3
Ireland	3
Germany	2
Netherlands	2
Japan	1
Other	9
Total	100%
† % of total investments, net of written options, as of July 31, 2020.
Open purchased option contracts as of July 31, 2020 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
Russell 2000® Index	JPM	36	$5,400	$1,500.00	09/18/20	$194
Swiss Market Index	JPM	10	1,010	10,100.00	09/18/20	24
Swiss Market Index	JPM	2	204	10,200.00	09/18/20	3
Swiss Market Index	JPM	2	208	10,400.00	09/18/20	2
Euro Stoxx 50® Index	JPM	35	1,199	3,425.00	10/16/20	13
Swiss Market Index	JPM	2	208	10,400.00	10/16/20	3
Put Options
S&P 500® Index	JPM	2	510	2,550.00	09/18/20	1
S&P 500® Index	JPM	3	953	3,175.00	09/18/20	24
S&P 500® Index	JPM	3	953	3,175.00	10/16/20	31
S&P 500® Index	JPM	2	510	2,550.00	09/04/20	1
Total						$296

Footnote Legend:
(1)	Strike price not reported in thousands.

See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
($ reported in thousands)
Open written option contracts as of July 31, 2020 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
Russell 2000® Index	JPM	36	$5,508	$1,530.00	09/18/20	$(133)
Swiss Market Index	JPM	2	216	10,800.00	09/18/20	(—)(2)
Euro Stoxx 50® Index	JPM	35	1,251	3,575.00	10/16/20	(3)
Swiss Market Index	JPM	2	216	10,800.00	10/16/20	(1)
Put Options
S&P 500® Index	JPM	3	900	3,000.00	09/18/20	(11)
Russell 2000® Index	JPM	6	780	1,300.00	09/18/20	(13)
Swiss Market Index	JPM	2	194	9,700.00	09/18/20	(4)
Swiss Market Index	JPM	10	1,010	10,100.00	09/18/20	(34)
Swiss Market Index	JPM	2	204	10,200.00	09/18/20	(8)
S&P 500® Index	JPM	3	900	3,000.00	10/16/20	(20)
Euro Stoxx 50® Index	JPM	23	725	3,150.00	10/16/20	(35)
Swiss Market Index	JPM	2	194	9,700.00	10/16/20	(5)
Total						$(267)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

Futures contracts as of July 31, 2020 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value/Unrealized Appreciation (Depreciation)
TOPIX Index Future	September 2020	(7)	$(990)	$63
Euro Stoxx 50® Future	September 2020	5	188	(6)
MSCI All Country World Index Future	September 2020	(41)	(1,137)	(62)
MSCI Emerging Markets Index Future	September 2020	20	1,069	113
MSCI World Index Future	September 2020	(21)	(1,427)	(80)
MSCI World Industrials Future	September 2020	(17)	(593)	(23)
Russell 2000® Future	September 2020	(38)	(2,808)	(180)
S&P 500® Index E-Mini Future	September 2020	16	2,611	133
Stoxx® Europe Mid 200 Index Future	September 2020	16	401	5
Stoxx® Europe Mid 600 Index Future	September 2020	(84)	(1,763)	14
10 Year U.S. Treasury Note Future	September 2020	144	20,171	317
S&P 500® Annual Dividend Index Future	December 2021	15	190	4
S&P 500® Annual Dividend Index Future	December 2022	15	190	1
Total				$299

See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
($ reported in thousands)
Forward foreign currency exchange contracts as of July 31, 2020 were as follows:
Currency Purchased	Value(1)	Currency Sold	Value(1)	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD(2)	328	JPY	24,599	CITI	08/19/20	$2	$—
AUD(2)	657	JPY	49,266	GS	08/19/20	4	—
AUD(2)	329	JPY	24,599	JPM	08/19/20	3	—
AUD(2)	1,315	JPY	98,505	Soc Gen	08/19/20	9	—
CAD(2)	92	USD	68	CITI	08/19/20	—(3)	—
CAD(2)	102	USD	75	JPM	08/19/20	1	—
CHF(2)	43	USD	46	ML	08/19/20	1	—
CNH(2)	4,200	USD	599	CITI	10/15/20	—	(1)
CNH(2)	3,763	USD	531	GS	10/15/20	4	—
EUR(2)	198	USD	227	CITI	08/19/20	7	—
EUR(2)	198	USD	227	GS	08/19/20	6	—
EUR(2)	793	USD	907	JPM	08/19/20	27	—
EUR(2)	712	USD	813	ML	08/19/20	26	—
EUR(2)	3	USD	3	JPM	10/21/20	—(3)	—
EUR(2)	2,275	USD	2,609	ML	10/21/20	76	—
GBP(2)	169	USD	213	JPM	08/19/20	8	—
JPY(2)	200,688	AUD	2,630	GS	08/19/20	17	—
JPY(2)	188,725	USD	1,755	GS	08/19/20	28	—
JPY(2)	8,895	USD	84	JPM	08/19/20	—	(—)(3)
JPY(2)	195,652	USD	1,820	Soc Gen	08/19/20	29	—
MXN(2)	11,144	USD	496	GS	10/15/20	—(3)	—
MXN(2)	3,518	USD	157	GS	10/15/20	—	(—)(3)
MXN(2)	1,761	USD	78	ML	10/15/20	—(3)	—
SEK(2)	216	USD	24	ML	08/19/20	—(3)	—
USD(2)	894	AUD	1,285	ML	08/19/20	—	(24)
USD(2)	144	CAD	193	JPM	08/19/20	—	(—)(3)
USD(2)	56	CHF	53	BNP	08/19/20	—	(2)
USD(2)	76	CHF	72	ML	08/19/20	—	(3)
USD(2)	41	EUR	36	GS	08/19/20	—	(1)
USD(2)	201	EUR	178	JPM	08/19/20	—	(9)
USD(2)	1,920	EUR	1,677	ML	08/19/20	—	(56)
USD(2)	401	GBP	315	BNP	08/19/20	—	(11)
USD(2)	773	GBP	605	CITI	08/19/20	—	(18)
USD(2)	64	GBP	51	JPM	08/19/20	—	(3)
USD(2)	61	GBP	49	Soc Gen	08/19/20	—	(3)
USD(2)	48	INR	3,633	BNP	08/19/20	—	(—)(3)
USD(2)	112	JPY	11,996	GS	08/19/20	—	(2)
USD(2)	62	JPY	6,700	JPM	08/19/20	—	(1)
USD(2)	127	JPY	13,772	ML	08/19/20	—	(3)
USD(2)	112	JPY	11,996	Soc Gen	08/19/20	—	(2)
USD(2)	107	SEK	1,000	GS	08/19/20	—	(7)
USD(2)	900	SGD	1,250	BNP	08/19/20	—	(9)
USD(2)	86	TWD	2,500	JPM	08/19/20	—(3)	—
USD(2)	94	TWD	2,754	Soc Gen	08/19/20	—	(—)(3)
USD(2)	1,094	KRW	1,306,412	GS	09/14/20	—	(2)
USD(2)	2,025	CNH	14,350	CITI	10/15/20	—	(18)
USD(2)	4,336	EUR	3,833	JPM	10/21/20	—	(186)
Total						$248	$(361)

Footnote Legend:
(1)	Reported in thousands.
(2)	Non deliverable forward.
(3)	Amount is less than $500.

See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
($ reported in thousands)
Centrally Cleared credit default swaps - sell protection(1) outstanding as of July 31, 2020 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX North American High Yield Index	QTR	JPM	5.000%	06/20/25	2,000	USD	$69	$(117)	$185	$—
iTRAXX Europe	QTR	JPM	5.000%	06/20/25	2,194	EUR	152	92	60	—
Total							$221	$(25)	$245	$—

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally cleared inflation swaps outstanding as of July 31, 2020 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
3.591%(1)	1-Month-UKRPI	TERM	JPM	05/15/29	1,492	GBP	$84	$—	$84	$—
3.513%(1)	1-Month-UKRPI	TERM	JPM	12/15/29	500	GBP	18	—	18	—
3.538%(1)	1-Month-UKRPI	TERM	JPM	12/15/29	325	GBP	13	—	13	—
1.808%(2)	1-Month-USCPI	TERM	JPM	01/14/25	938	USD	(25)	—	—	(25)
1.805%(2)	1-Month-USCPI	TERM	JPM	01/14/25	285	USD	(7)	—	—	(7)
1.821%(2)	1-Month-USCPI	TERM	JPM	01/15/25	2,767	USD	(74)	—	—	(74)
1.807%(2)	1-Month-USCPI	TERM	JPM	07/28/50	144	USD	—(3)	—	—(3)	—
1.828%(2)	1-Month-USCPI	TERM	JPM	07/28/50	144	USD	(1)	—	—	(1)
1.810%(2)	1-Month-USCPI	TERM	JPM	07/29/50	144	USD	—(3)	—	—(3)	—
Total							$8	$—	$115	$(107)

Footnote Legend:
(1)	Fund pays the floating rate and receives the fixed rate.
(2)	Fund pays the fixed rate and receives the floating rate.
(3)	Amount is less than $500.

Centrally cleared interest rate swaps outstanding as of July 31, 2020 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
2.998%(1)	China Fixing Repo Rates 7 Days	TERM	JPM	03/18/25	3,600	CNY	$10	$—	$10	$—
2.975%(1)	China Fixing Repo Rates 7 Days	TERM	JPM	03/18/25	7,300	CNY	19	—	19	—
2.300%(1)	China Fixing Repo Rates 7 Days	TERM	JPM	03/18/25	5,100	CNY	(9)	—	—	(9)
1.968%(1)	China Fixing Repo Rates 7 Days	TERM	JPM	06/17/25	12,000	CNY	(50)	—	—	(50)
2.260%(1)	China Fixing Repo Rates 7 Days	TERM	JPM	06/17/25	4,000	CNY	(9)	—	—	(9)
2.255%(1)	China Fixing Repo Rates 7 Days	TERM	JPM	06/17/25	9,000	CNY	(20)	—	—	(20)
2.660%(1)	China Fixing Repo Rates 7 Days	TERM	JPM	09/16/25	12,800	CNY	5	—	5	—
Total							$(54)	$—	$34	$(88)

Footnote Legend:
(1)	Fund pays the floating rate and receives the fixed rate.

See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020
($ reported in thousands)
Over-the-counter total return swaps outstanding as of July 31, 2020 were as follows:
Referenced Entity	Floating Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
MSCI World Industrials Net Total Return USD Index	1-Month LIBOR	Monthly	CITI	09/08/20	668	USD	$(16)	$—	$—	$(16)
CenturyLink, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	33	USD	10	—	10	—
Walt Disney Co.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	38	USD	7	—	7	—
Fox Corp.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	36	USD	11	—	11	—
Netflix, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	39	USD	(17)	—	—	(17)
AT&T, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	73	USD	17	—	17	—
Verizon Communications, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	76	USD	2	—	2	—
ViacomCBS, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	37	USD	14	—	14	—
Discovery, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/13/21	36	USD	13	—	13	—
Philadelphia Stock Exchange Semiconductor Index	1-Month LIBOR	Monthly	CITI	11/04/20	381	USD	(33)	—	—	(33)
MSCI EMU Net Total Return EUR Index	1-Month LIBOR	Monthly	ML	07/13/21	1,212	EUR	34	—	34	—
Total							$42	$—	$108	$(66)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
The following table summarizes the market value of the Fund’s investments as of July 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at July 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$11,943	$11,917	$26
Money Market Mutual Fund	14,902	14,902	—
Other Financial Instruments:
Purchased Options	296	265	31
Futures Contracts	650	650	—
Forward Foreign Currency Exchange Contracts	248	—	248
Centrally Cleared Inflation Swaps	115	—	115
Centrally Cleared Interest Rate Swaps	34	—	34
Over-the-Counter Total Return Swaps	108	—	108
Centrally Cleared Credit Default Swap	221	—	221
Total Assets	28,517	27,734	783
Liabilities:
Other Financial Instruments:
Written Options	(267)	(267)	—
Futures Contracts	(351)	(351)	—
Forward Foreign Currency Exchange Contracts	(361)	—	(361)
Centrally Cleared Inflation Swaps	(107)	—	(107)
Centrally Cleared Interest Rate Swaps	(88)	—	(88)
Over-the-Counter Total Return Swaps	(66)	—	(66)
Total Liabilities	(1,240)	(618)	(622)
Total Investments	$27,277	$27,116	$161
There were no securities valued using significant unobservable inputs (Level 3) at July 31, 2020.
There were no transfers into or out of Level 3 related to securities held at July 31, 2020.
See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at July 31, 2020.
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Aviva Multi-Strategy Target Return Fund	Safran SA	2/16/2018	$27	$26	0.1%
For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report.